Trade and other receivables - Additional information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Surplus in pension plan	£ 16.0		£ 15.4
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	0.80%		1.00%
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Bad debt expenses	£ 5.4	£ 11.5